VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Australia—3.7%
GPT Group (The) - In Specie(1)(2)	13,566	$ —
National Storage REIT	3,538,933	6,849
NEXTDC Ltd.(2)	461,476	4,294
Scentre Group	3,853,300	8,859
		20,002

Belgium—1.3%
Warehouses De Pauw CVA	145,737	6,998
Canada—4.1%
Allied Properties Real Estate Investment Trust	147,450	5,123
Boardwalk Real Estate Investment Trust	166,550	7,219
Granite Real Estate Investment Trust	116,779	9,731
		22,073

France—2.3%
Gecina S.A.	34,600	4,841
Klepierre S.A.(2)	321,780	7,639
		12,480

Germany—3.9%
Aroundtown S.A.	1,053,180	6,379
Vonovia SE	266,751	14,729
		21,108

Hong Kong—2.4%
Link REIT	653,504	5,753
Swire Properties Ltd.	2,763,000	6,924
		12,677

India—0.9%
Ascendas India Trust	4,431,700	4,670
Ireland—0.7%
Irish Residential Properties REIT plc	2,013,900	3,843
Japan—7.6%
Kenedix Office Investment Corp. Class A	723	4,469
Kenedix Residential Next Investment Corp.	2,510	4,851
Mitsubishi Estate Co., Ltd.	941,200	13,046
Mitsui Fudosan Logistics Park, Inc.	1,873	10,502
Nippon Prologis REIT, Inc.	2,174	7,692
		40,560

Singapore—0.6%
Mapletree Industrial Trust	1,485,140	2,987
Spain—2.1%
Inmobiliaria Colonial Socimi S.A.	373,500	3,508
Merlin Properties Socimi S.A.	733,100	7,988
		11,496

Sweden—2.9%
Castellum AB	278,211	7,506
	Shares	Value

Sweden—continued
Catena AB	131,191	$ 8,189
		15,695

United Kingdom—6.0%
Derwent London plc	114,510	5,293
Safestore Holdings plc	331,757	6,327
Segro plc	204,528	3,977
UNITE Group plc (The)	693,500	10,424
Workspace Group plc	566,757	6,202
		32,223

United States—59.6%
Alexandria Real Estate Equities, Inc.	39,229	8,747
American Homes 4 Rent Class A	217,050	9,466
Apartment Income REIT Corp.	145,478	7,953
AvalonBay Communities, Inc.	59,665	15,071
Boston Properties, Inc.	41,085	4,732
Brixmor Property Group, Inc.	415,333	10,554
Cousins Properties, Inc.	218,700	8,809
CubeSmart	219,975	12,519
CyrusOne, Inc.	35,685	3,202
Douglas Emmett, Inc.	179,905	6,027
Duke Realty Corp.	245,466	16,112
Equinix, Inc.	19,025	16,092
Equity Residential	104,465	9,454
Extra Space Storage, Inc.	62,865	14,253
Healthcare Trust of America, Inc. Class A	207,690	6,935
Healthpeak Properties, Inc.	225,000	8,120
Host Hotels & Resorts, Inc.(2)	427,816	7,440
Invitation Homes, Inc.	216,410	9,812
Kimco Realty Corp.	223,045	5,498
Mid-America Apartment Communities, Inc.	70,100	16,084
Prologis, Inc.	197,734	33,290
Regency Centers Corp.	104,050	7,840
Rexford Industrial Realty, Inc.	63,100	5,118
RLJ Lodging Trust	234,907	3,272
Ryman Hospitality Properties, Inc.(2)	60,435	5,558
SBA Communications, Corp. Class A	13,350	5,193
Simon Property Group, Inc.	118,046	18,860
Spirit Realty Capital, Inc.	190,816	9,195
Sun Communities, Inc.	85,579	17,969
VICI Properties, Inc.	135,250	4,072
Welltower, Inc.	155,900	13,372
		320,619

Total Common Stocks (Identified Cost $398,248)		527,431

Total Long-Term Investments—98.1% (Identified Cost $398,248)		527,431

See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	8,403,929	$ 8,404
Total Short-Term Investment (Identified Cost $8,404)		8,404

TOTAL INVESTMENTS—99.6% (Identified Cost $406,652)		$535,835
Other assets and liabilities, net—0.4%		1,996
NET ASSETS—100.0%		$537,831

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	61%
Japan	8
United Kingdom	6
Canada	4
Germany	4
Australia	4
Sweden	3
Other	10
Total	100%
† % of total investments as of December 31, 2021.

The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$527,431	$527,431	$—(1)
Money Market Mutual Fund	8,404	8,404	—
Total Investments	$535,835	$535,835	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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